Expense Example	Apr. 01, 2026 USD ($)
Thornburg American Opportunities Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 575
Expense Example, with Redemption, 3 Years	841
Expense Example, with Redemption, 5 Years	1,126
Expense Example, with Redemption, 10 Years	1,936
Thornburg American Opportunities Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	823
Expense Example, with Redemption, 5 Years	1,482
Expense Example, with Redemption, 10 Years	3,247
Thornburg American Opportunities Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	544
Expense Example, with Redemption, 10 Years	1,224
Thornburg Focus Growth Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	582
Expense Example, with Redemption, 3 Years	861
Expense Example, with Redemption, 5 Years	1,161
Expense Example, with Redemption, 10 Years	2,011
Thornburg Focus Growth Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	874
Expense Example, with Redemption, 5 Years	1,582
Expense Example, with Redemption, 10 Years	3,463
Thornburg Focus Growth Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,277
Thornburg American Opportunities Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	537
Expense Example, with Redemption, 5 Years	960
Expense Example, with Redemption, 10 Years	2,140
Thornburg American Opportunities Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	1,039
Expense Example, with Redemption, 10 Years	2,353
Thornburg American Opportunities Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	497
Expense Example, with Redemption, 5 Years	931
Expense Example, with Redemption, 10 Years	2,138
Thornburg Focus Growth Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	981
Expense Example, with Redemption, 10 Years	2,189
Thornburg Focus Growth Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	1,080
Expense Example, with Redemption, 5 Years	2,052
Expense Example, with Redemption, 10 Years	4,516
Thornburg Focus Growth Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	759
Expense Example, with Redemption, 10 Years	$ 1,737